Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

At March 31, 2013, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2014	$129
Year ending March 31, 2015	15
Total minimum lease payments	$144